Accounting for the acquisition of the Credit Suisse Group - Credit Suisse Group net identifiable assets on the acquisition date (Detail) - Credit Suisse - USD ($) $ in Millions		12 Months Ended
	Jun. 12, 2023	Dec. 31, 2023
Disclosure Of Recognized Amounts Of Identifiable Assets Acquired And Liabilities Assumed [Line Items]
Purchase price consideration, after consideration of share-based compensation awards	$ 3,710
Assets
Cash and balances at central banks	93,012
Amounts due from banks	13,590
Receivables from securities financing transactions	26,194
Cash collateral receivables on derivative instruments	20,878
Loans and advances to customers	247,219
Other financial assets measured at amortized cost	13,428
Total financial assets measured at amortized cost	414,322
Financial assets at fair value held for trading	56,237
Derivative financial assets	62,162
Brokerage receivables	366
Financial assets at fair value not held for trading	54,199
Total financial assets measured at fair value through profit or loss	172,964
Financial assets measured at fair value through other comprehensive income	0
Investments in associates	1,569
Property, equipment and software	6,055
Deferred tax assets	998
Intangible assets	1,287
Other non-financial assets	6,892
Total assets	604,088
Liabilities
Amounts due to banks	107,617
Payables from securities financing transactions	11,911
Cash collateral payables on derivative instruments	10,939
Customer deposits	183,119
Debt issued measured at amortized cost	110,491
Other financial liabilities measured at amortized cost	7,992
Total financial liabilities measured at amortized cost	432,070
Financial liabilities at fair value held for trading	5,711
Derivative Financial Liabilities	67,782
Brokerage payables designated at fair value	316
Debt issued designated at fair value	44,909
Other financial liabilities designated at fair value	7,574
Total financial liabilities measured at fair value through profit or loss	126,292
Provisions and contingent liabilities	9,945
Other non-financial liabilities	3,901
Total liabilities	572,209
Fair value of net assets acquired	31,594
Settlement of pre-existing relationships	135
Provisional negative goodwill resulting from the acquisition	27,748	$ 27,748
Non-controlling Interests	(285)
As previously reported
Assets
Cash and balances at central banks	93,012
Amounts due from banks	13,590
Receivables from securities financing transactions	26,194
Cash collateral receivables on derivative instruments	20,878
Loans and advances to customers	261,839
Other financial assets measured at amortized cost	13,440
Total financial assets measured at amortized cost	428,954
Financial assets at fair value held for trading	35,046
Derivative financial assets	62,162
Brokerage receivables	366
Financial assets at fair value not held for trading	61,305
Total financial assets measured at fair value through profit or loss	158,879
Financial assets measured at fair value through other comprehensive income	0
Investments in associates	1,657
Property, equipment and software	6,055
Deferred tax assets	942
Intangible assets	1,287
Other non-financial assets	6,892
Total assets	604,667
Liabilities
Amounts due to banks	107,617
Payables from securities financing transactions	11,911
Cash collateral payables on derivative instruments	10,939
Customer deposits	183,119
Debt issued measured at amortized cost	110,491
Other financial liabilities measured at amortized cost	7,992
Total financial liabilities measured at amortized cost	432,070
Financial liabilities at fair value held for trading	5,711
Derivative Financial Liabilities	66,091
Brokerage payables designated at fair value	316
Debt issued designated at fair value	44,909
Other financial liabilities designated at fair value	7,574
Total financial liabilities measured at fair value through profit or loss	124,601
Provisions and contingent liabilities	11,052
Other non-financial liabilities	3,888
Total liabilities	571,611
Fair value of net assets acquired	32,771
Settlement of pre-existing relationships	135
Provisional negative goodwill resulting from the acquisition	28,925
Non-controlling Interests	(285)
Measurement period adjustments
Assets
Loans and advances to customers	(14,620)
Other financial assets measured at amortized cost	(12)
Total financial assets measured at amortized cost	(14,632)
Financial assets at fair value held for trading	21,191
Financial assets at fair value not held for trading	(7,106)
Total financial assets measured at fair value through profit or loss	14,085
Investments in associates	(88)
Deferred tax assets	56
Total assets	(579)
Liabilities
Derivative Financial Liabilities	1,691
Total financial liabilities measured at fair value through profit or loss	1,691
Provisions and contingent liabilities	(1,107)
Other non-financial liabilities	13
Total liabilities	598
Fair value of net assets acquired	(1,177)
Provisional negative goodwill resulting from the acquisition	$ (1,177)